Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 96.80%
Communication services: 0.39%
Entertainment: 0.39%
Lions Gate Entertainment Class B †	306,866	$ 2,863,060
Consumer discretionary: 8.43%
Auto components: 0.62%
Fox Factory Holding Corporation †	48,860	4,554,241
Hotels, restaurants & leisure: 1.94%
International Game Technology plc	475,294	8,526,774
Papa John's International Incorporated	70,916	5,732,140
		14,258,914
Household durables: 1.31%
Skyline Champion Corporation †	111,249	6,304,481
Sonos Incorporated †	224,026	3,369,351
		9,673,832
Leisure products: 0.80%
Callaway Golf Company †	264,731	5,858,497
Multiline retail: 0.78%
Ollie's Bargain Outlet Holdings Incorporated †	104,269	5,767,118
Specialty retail: 2.98%
Academy Sports & Outdoors Corporation	154,234	6,644,401
American Eagle Outfitters Incorporated «	356,294	4,011,870
Burlington Stores Incorporated †	30,947	4,338,460
Five Below Incorporated †	30,065	3,844,712
Monro Muffler Brake Incorporated	67,540	3,127,777
		21,967,220
Consumer staples: 3.48%
Food & staples retailing: 1.22%
Performance Food Group Company †	179,862	8,989,503
Food products: 1.09%
Lamb Weston Holdings Incorporated	100,968	8,029,985
Personal products: 1.17%
e.l.f. Beauty Incorporated †	226,038	8,618,829
Energy: 1.37%
Oil, gas & consumable fuels: 1.37%
Callon Petroleum Company †	121,701	5,179,595
Ranger Oil Corporation Class A	125,506	4,893,479
		10,073,074
Financials: 9.75%
Banks: 0.95%
Triumph Bancorp Incorporated †	113,082	7,000,907
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Capital markets: 3.34%
Evercore Partners Incorporated Class A	55,360	$ 5,186,678
Focus Financial Partners Class A †	127,910	5,007,677
Open Lending Corporation Class A †	135,750	1,318,133
Stifel Financial Corporation	142,398	8,445,625
Virtu Financial Incorporated Class A	203,864	4,680,717
		24,638,830
Insurance: 4.56%
BRP Group Incorporated Class A †	345,742	10,856,299
Goosehead Insurance Incorporated Class A †	96,104	4,997,408
Palomar Holdings Incorporated †	105,187	8,340,277
Ryan Specialty Group Holdings Incorporated †	221,843	9,397,269
		33,591,253
Thrifts & mortgage finance: 0.90%
Essent Group Limited	165,218	6,607,068
Health care: 26.37%
Biotechnology: 5.81%
Amicus Therapeutics Incorporated †	473,171	5,313,710
Avid Bioservices Incorporated †	234,385	4,036,110
Blueprint Medicines Corporation †	65,345	4,784,561
Cytokinetics Incorporated †	96,282	5,099,095
Insmed Incorporated †	210,934	5,193,195
Ionis Pharmaceuticals Incorporated †	71,911	3,057,656
Iovance Biotherapeutics Incorporated †	140,764	1,508,990
Neurocrine Biosciences Incorporated †	50,387	5,271,992
Sarepta Therapeutics Incorporated †	47,740	5,221,801
Ultragenyx Pharmaceutical Incorporated †	69,242	3,302,151
		42,789,261
Health care equipment & supplies: 7.98%
Atricure Incorporated †	160,618	7,327,393
Axonics Incorporated †	106,903	7,723,742
BioLife Solutions Incorporated †	171,492	4,048,926
Conmed Corporation	68,147	6,035,780
Haemonetics Corporation †	83,343	6,253,225
iRhythm Technologies Incorporated †	38,479	5,673,729
Novocure Limited †	23,880	1,961,264
Omnicell Incorporated †	91,453	9,354,727
Silk Road Medical Incorporated †	200,904	8,002,006
ViewRay Incorporated †	698,850	2,390,067
		58,770,859
Health care providers & services: 3.69%
AMN Healthcare Services Incorporated †	72,419	7,433,086
HealthEquity Incorporated †	105,911	6,998,599
Oak Street Health Incorporated †	148,473	3,889,993
Privia Health Group Incorporated †	118,432	4,712,409
U.S. Physical Therapy Incorporated	50,311	4,156,192
		27,190,279
Health care technology: 2.57%
Allscripts Healthcare Solutions Incorporated †	367,775	6,252,175
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Health care technology (continued)
Evolent Health Incorporated Class A †	207,177	$ 7,613,755
Phreesia Incorporated †	196,615	5,045,141
		18,911,071
Life sciences tools & services: 5.26%
Adaptive Biotechnologies Corporation †	158,117	1,410,404
Avantor Incorporated †	388,084	9,667,172
Azenta Incorporated	69,782	3,678,209
ICON plc ADR †	69,116	14,502,610
Syneos Health Incorporated †	157,413	9,462,095
		38,720,490
Pharmaceuticals: 1.06%
Axsome Therapeutics Incorporated †	57,176	3,647,829
Pacira Biosciences Incorporated †	79,292	4,161,244
		7,809,073
Industrials: 21.03%
Aerospace & defense: 1.31%
Kratos Defense & Security Solutions Incorporated †	323,359	4,054,922
Mercury Systems Incorporated †	116,532	5,608,685
		9,663,607
Air freight & logistics: 0.56%
GXO Logistics Incorporated †	92,507	4,105,461
Airlines: 0.60%
Sun Country Airlines Holding †	221,775	4,417,758
Building products: 3.01%
A.O. Smith Corporation	47,848	2,701,020
Advanced Drainage Systems Incorporated	64,890	8,805,573
Masonite International Corporation †	86,222	7,054,684
The AZEK Company Incorporated †	199,118	3,633,904
		22,195,181
Commercial services & supplies: 1.00%
IAA Incorporated †	96,979	3,613,438
KAR Auction Services Incorporated †	255,019	3,723,277
		7,336,715
Construction & engineering: 1.00%
Dycom Industries Incorporated †	65,979	7,397,565
Electrical equipment: 1.47%
Atkore Incorporated †	58,787	4,962,211
Vicor Corporation †	82,342	5,857,810
		10,820,021
Machinery: 2.80%
Chart Industries Incorporated †	42,268	8,194,074
SPX Technologies Incorporated †	132,674	7,570,378
Wabash National Corporation	293,416	4,826,693
		20,591,145
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Professional services: 6.15%
ASGN Incorporated †	109,878	$ 10,625,203
Clarivate plc †	286,917	3,348,321
FTI Consulting Incorporated †	46,688	7,498,093
ICF International Incorporated	79,886	8,113,222
KBR Incorporated	199,180	9,620,394
Sterling Check Corporation †	285,663	6,078,909
		45,284,142
Road & rail: 1.59%
Knight-Swift Transportation Holdings Incorporated	124,749	6,301,072
Schneider National Incorporated Class B	238,070	5,442,280
		11,743,352
Trading companies & distributors: 1.54%
Boise Cascade Company	73,560	4,584,995
Core & Main Incorporated †	287,048	6,765,721
		11,350,716
Information technology: 22.21%
Communications equipment: 2.66%
Ciena Corporation †	210,315	10,671,383
Lumentum Holdings Incorporated †	106,886	8,930,325
		19,601,708
Electronic equipment, instruments & components: 1.11%
Itron Incorporated †	90,135	4,288,623
Par Technology Corporation †«	110,719	3,897,309
		8,185,932
IT services: 4.00%
EVO Payments Incorporated Class A †	251,215	8,370,484
SS&C Technologies Holdings Incorporated	161,525	9,006,634
Verra Mobility Corporation †	427,749	6,818,319
WEX Incorporated	33,932	5,234,011
		29,429,448
Semiconductors & semiconductor equipment: 3.23%
FormFactor Incorporated †	93,999	2,752,291
Onto Innovation Incorporated †	80,027	5,681,117
Silicon Motion Technology Corporation ADR	73,350	5,656,019
Synaptics Incorporated †	43,207	4,995,161
Teradyne Incorporated	55,338	4,683,808
		23,768,396
Software: 11.21%
Black Knight Incorporated †	149,770	9,908,783
Box Incorporated Class A †	357,908	9,216,131
CyberArk Software Limited †	50,617	7,303,021
Doubleverify Holdings Incorporated †	192,195	4,968,241
Jamf Holding Corporation †	270,275	6,473,086
JFrog Limited †	261,811	5,537,303
LiveRamp Holdings Incorporated †	162,977	3,235,093
Nutanix Incorporated Class A †	233,719	4,043,339
Pagerduty Incorporated †	290,793	7,572,250
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Growth Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
PTC Incorporated †	97,532	$ 11,205,451
Sprout Social Incorporated Class A †	96,884	5,816,915
Zendesk Incorporated †	53,192	4,083,550
Zuora Incorporated †	420,423	3,228,849
		82,592,012
Materials: 3.03%
Chemicals: 2.19%
Element Solutions Incorporated	553,341	10,330,876
Orion Engineered Carbons SA	344,228	5,803,684
		16,134,560
Metals & mining: 0.84%
Steel Dynamics Incorporated	77,044	6,218,992
Real estate: 0.74%
Equity REITs: 0.74%
Ryman Hospitality Properties Incorporated †	66,500	5,467,630
Total Common stocks (Cost $502,934,171)		712,987,705

		Yield
Short-term investments: 4.06%
Investment companies: 4.06%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	22,706,022	22,706,022
Securities Lending Cash Investments LLC ♠∩∞		2.39	7,169,400	7,169,400
Total Short-term investments (Cost $29,875,422)				29,875,422
Total investments in securities (Cost $532,809,593)	100.86%			742,863,127
Other assets and liabilities, net	(0.86)			(6,321,947)
Total net assets	100.00%			$736,541,180

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Small Company Growth Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$32,660,804	$55,510,302	$(65,465,084)	$0	$0	$22,706,022	22,706,022	$77,630
Securities Lending Cash Investments LLC	2,594,900	38,363,980	(33,789,480)	0	0	7,169,400	7,169,400	25,625#
				$0	$0	$29,875,422		$103,255

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Growth Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring Small Company Growth Portfolio  |  7

Notes to portfolio of investments—August 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,863,060	$0	$0	$2,863,060
Consumer discretionary	62,079,822	0	0	62,079,822
Consumer staples	25,638,317	0	0	25,638,317
Energy	10,073,074	0	0	10,073,074
Financials	71,838,058	0	0	71,838,058
Health care	194,191,033	0	0	194,191,033
Industrials	154,905,663	0	0	154,905,663
Information technology	163,577,496	0	0	163,577,496
Materials	22,353,552	0	0	22,353,552
Real estate	5,467,630	0	0	5,467,630
Short-term investments
Investment companies	29,875,422	0	0	29,875,422
Total assets	$742,863,127	$0	$0	$742,863,127
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Small Company Growth Portfolio